Business Combination (Details)			12 Months Ended
	Oct. 06, 2023 SGD ($) shares	Oct. 06, 2023 USD ($) shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 SGD ($)
Business Combination [Line Items]
Consideration share amount			$ 655,044.28	$ 2,064,378.53
Goodwill			916,472		$ 2,213,460	$ 2,213,460		$ 712,708	$ 1,721,330
Goodwill, Impairment Loss			4,703,996	3,658,135
Customer Relationships [Member]
Business Combination [Line Items]
Fair value of intangible assets			$ 1,944,044					$ 1,473,542
Ohmyhome Property Inc. [Member]
Business Combination [Line Items]
Ownership percentage			100.00%					100.00%
General and Administrative Expense [Member]
Business Combination [Line Items]
Acquisition related cost						$ 90,375	$ 68,502
Ohmyhome Property Inc. [Member]
Business Combination [Line Items]
Goodwill			$ 3,407,008					$ 2,649,512
Goodwill, Impairment Loss				3,407,008
Ohmyhome Property Inc. [Member] | Simply Sakal Pte Ltd [Member]
Business Combination [Line Items]
Ownership percentage	100.00%	100.00%
Simply Sakal Pte Ltd [Member]
Business Combination [Line Items]
Consideration share amount	$ 750,000
Goodwill			$ 2,213,460					$ 1,677,753
Goodwill, Impairment Loss				$ 1,296,988
Consideration share amount (in Shares) | shares	171,384	171,384
Simply Sakal Pte Ltd [Member] | First Tranche [Member]
Business Combination [Line Items]
Consideration share amount	$ 513,600
Simply Sakal Pte Ltd [Member] | Sale and Purchase Agreement [Member]
Business Combination [Line Items]
Total consideration amount		$ 4,712,000
Cash		1,712,000
Consideration of cash		$ 3,000,000